LEASES - Schedule of supplemental balance sheet information related to leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Liability	Other liabilities	Other liabilities	Other liabilities
Operating Lease, Liability	$ 58,112	$ 59,801	$ 64,484
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt	Long-term debt
Finance Lease, Liability	$ 1,149	$ 1,520	$ 1,611
Operating Lease, Weighted Average Remaining Lease Term	10 years 8 months 12 days	11 years 6 months	12 years 3 months 18 days
Finance Lease, Weighted Average Remaining Lease Term	10 years 2 months 12 days	11 years 9 months 18 days	12 years 9 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	3.53%	3.48%	3.43%
Lessee, Finance Lease, Discount Rate	4.42%	3.85%	3.84%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	$ 48,647	$ 49,895	$ 54,233
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	$ 910	$ 1,284	$ 1,394
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets	Accrued interest and other assets